Derivative Warrant Liabilities - Schedule of Changes in the Derivative Warrant Liability (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025	Oct. 31, 2025
Schedule of Changes in the Derivative Warrant Liability [Line Items]
Change in fair value of warrants	$ 582,570	$ 139,563	$ 496,061	$ 1,319,081
Warrants [Member]
Schedule of Changes in the Derivative Warrant Liability [Line Items]
Beginning balance			2,369,195	$ 3,519,702	$ 3,519,702
Exercise of warrants			(498,980)		(21,921)
Change in fair value of warrants			(496,061)		(1,128,586)
Ending balance	$ 1,374,154		$ 1,374,154		$ 2,369,195